Income Tax Credit (Tables)	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Schedule of Major Components of Income Tax

The major components of income tax for the years ended December 31, 2022, 2021 and 2020 are as follows:

	2022	2021	2020
	(in thousands)
	£	£	£
Current tax:
In respect of current year U.K.	6,366	7,185	5,516
In respect of current year U.S.	(3)	—	—
In respect of prior years U.K.	35	69	(22)
Total current tax	6,398	7,254	5,494

Deferred tax:
In respect of current year U.S.	34	15	—
In respect of prior years U.S.	—	—	(1)
Total deferred tax	34	15	(1)

Income tax credit	6,432	7,269	5,493

Current income tax receivable:
U.K. tax	6,366	7,185	9,818
U.S. tax	1	3	4
Current income tax receivable	6,367	7,188	9,822

Deferred tax:
U.S. tax	103	60	44

Schedule of Reconciliation of Accounting Loss per Statement of Operations

The credit for the year can be reconciled to the loss per the statement of operations as follows:

	2022	2021	2020
	(in thousands)
	£	£	£
Loss before tax	(38,453)	(47,802)	(36,175)
Tax on loss at standard U.K. tax rate of 19% (2021: 19%; 2020: 19%)	(7,306)	(9,082)	(6,873)
Effects of:
Expenses not deductible	4,595	4,757	3,972
Deduction for R&D	(8,342)	(9,415)	(7,228)
Losses surrendered for R&D tax credit	8,342	9,415	7,228
Deferred tax - prior year adjustment	—	—	1
Overseas tax payable - current year	3	—	—
R&D tax credit - U.S.	(34)	(15)	—
R&D tax credit - current year	(6,366)	(7,185)	(5,516)
R&D tax credit - prior years	(35)	(69)	22
Deferred tax asset not recognized	2,711	4,325	2,901
Income tax credit	(6,432)	(7,269)	(5,493)